Ordinary Shares (Details)														3 Months Ended	8 Months Ended	12 Months Ended
		Oct. 30, 2026 shares	Oct. 07, 2026 shares	Jun. 30, 2026 $ / shares shares	Mar. 16, 2026 shares	Feb. 15, 2026 $ / shares shares	Feb. 09, 2026 shares	Oct. 18, 2025 shares	Jul. 31, 2025 shares	Jun. 09, 2025 shares	Jan. 24, 2025 $ / shares shares	Jan. 10, 2025 USD ($) $ / shares shares	Jan. 03, 2024 Votes $ / shares shares	Jun. 30, 2026 $ / shares shares	Mar. 15, 2026 shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 $ / shares shares	Oct. 10, 2026 $ / shares	May 20, 2026 $ / shares shares	Mar. 31, 2026 shares	Jun. 30, 2024 $ / shares shares
Ordinary Shares (Details) [Line Items]
Ordinary shareholder eligible to votes per share (in Votes) | Votes													20
Ordinary shares, shares issued				200,000										200,000		200,000
Ordinary shares, shares outstanding				23,200										23,200		23,200
Reverse stock split shares issued					12,486			10,000
Subscribed pre delivery shares																				1,248,611
Description of reverse stock split						the Company's Board of Directors approved a 1-for-25 reverse stock split of its Class A and Class B Ordinary Shares, effective March 16, 2026.										Following the Company's reverse stock splits, the number of shares underlying the warrants issued on June 9, 2025, May 1, 2026 and June 23, 2026 was adjusted from 279,739, 265,198 and 468,978 shares to 137,012, 768,156 and 117,245 shares, respectively. The warrants contain customary anti-dilution provisions for stock dividends, splits and similar transactions, but exclude adjustments arising from subsequent securities offerings at lower prices.
Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized																					1,000
Ordinary shares, par value (in Dollars per share) | $ / shares																					$ 1
Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		50,000
Subsequent Event [Member] | Warrant Exercises [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		112,134
Counterparty Subscription Commitment [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		12,486
Ms Jianping Niu [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued					3,000
Issuance of shares					3,000
Ms Jianping Niu [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		3,000
Mr Huabei Zhu [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued					2,800
Issuance of shares		2,800			2,800
Mr Huabei Zhu [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		2,800
Ms. Jianping Niu and Mr. Huabei Zhu [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued					5,800
Issuance of shares		5,800			5,800
Ms. Jianping Niu and Mr. Huabei Zhu [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		5,800
IPO [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued					12,500
IPO [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		12,500
Minimum [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized						20,000,000
Minimum [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized													50,000						37,500,000
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.0001
Maximum [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized						500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																			$ 0.01
Maximum [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized													500,000,000						150,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 1
Common Class A [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized	[1]			25,000,000										25,000,000		25,000,000	25,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]			$ 0.01										$ 0.01		$ 0.01	$ 0.01
Common stock, voting rights													a shareholders’ vote, holders shall be entitled to one vote per share on all matters subject to the vote at general meetings
Ordinary shares, shares issued	[1]			802,929										802,929		802,929	112,500
Ordinary shares, shares outstanding	[1]			752,929										752,929		752,929	112,500
Reverse stock split shares issued					10,000
Ordinary Shares issued upon conversion														1,219,219
Common Class A [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized													400,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001							$ 0.0001
Ordinary shares, shares issued				3,211,716									10,000,000	3,211,716		3,211,716
Ordinary shares, shares outstanding				3,011,716									100,000	3,011,716		3,011,716
Reverse stock split shares issued					1,000
Issuance of shares	[2]																12,500
Ordinary Shares issued upon conversion	[2]															451,220
Common Class A [Member] | Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued					14,358
Common Class A [Member] | Warrant Exercises [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued														448,535
Common Class A [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		10,000	66,087
Common Class A [Member] | Subsequent Event [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		1,000
Common Class A [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		304,805
Common Class A [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		3,589
Common Class A [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		802,929
Common Class A [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		752,929
Common Class A [Member] | External Advisors [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued					10,000		100,000
Issuance of shares								1,000,000
Common Class A [Member] | External Advisors [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		1,000
Common Class A [Member] | Multiple Tranches [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued					146,415
Ordinary Shares issued upon conversion															14,641,488
Common Class A [Member] | Multiple Tranches [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		146,415
Common Class A [Member] | IPO [Member]
Ordinary Shares (Details) [Line Items]
Issued ordinary shares												1,250,000
Issued ordinary shares per share (in Dollars per share) | $ / shares												$ 4
Gross proceeds from initial public offering (in Dollars) | $												$ 5,000,000
Net proceeds from issuance initial public offering (in Dollars) | $												$ 1,695,539
Common Class A [Member] | Minimum [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized						16,000,000
Common Class A [Member] | Minimum [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized																			25,000,000
Common Class A [Member] | Minimum [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																		$ 0.0025
Common Class A [Member] | Maximum [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized						400,000,000
Common Class A [Member] | Maximum [Member] | Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized																			100,000,000
Common Class B [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized	[1]			12,500,000										12,500,000		12,500,000	12,500,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]			$ 0.01										$ 0.01		$ 0.01	$ 0.01
Ordinary shares, shares issued	[1]			5,800										5,800		5,800	5,800
Ordinary shares, shares outstanding	[1]			5,800										5,800		5,800	5,800
Common Class B [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0025							$ 0.0001
Ordinary shares, shares issued				23,200										23,200		23,200
Issuance of shares																	5,800
Common Class B [Member] | Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized													100,000,000
Common Class B [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		5,800
Common Class B [Member] | Ms Jianping Niu [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares											300,000
Common Class B [Member] | Mr Huabei Zhu [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares											280,000
Common Class B [Member] | Ms. Jianping Niu and Mr. Huabei Zhu [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Issuance of shares											580,000
Common Class B [Member] | Minimum [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized						4,000,000
Common Class B [Member] | Minimum [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized																			12,500,000
Common Class B [Member] | Maximum [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized						100,000,000
Common Class B [Member] | Maximum [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized																			50,000,000
Common Class B [Member] | Maximum [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																		$ 0.01
Class A Pre-delivery Shares [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued					12,486
Issuance of shares									1,248,611	1,248,611
Class A Pre-delivery Shares [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Reverse stock split shares issued		12,486
Issuance of shares		50,000
Class A Pre-delivery Shares [Member] | Multiple Tranches [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares outstanding				200,000										200,000		200,000
Issuance of shares				400,000
Class A Pre-delivery Shares [Member] | Multiple Tranches [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares		100,000

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.
[2]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.